Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND
Central Index Key	dei_EntityCentralIndexKey	0001018862
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2015
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015